UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
 (Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
 (Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
  (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2017 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 88.86%
Banks - 5.91%
Wells Fargo & Co.	122,181	$7,071,836
Beverages - 8.39%
Coca-Cola Co.	41,047	1,722,332
PepsiCo., Inc.	75,379	8,320,334
		10,042,666
Capital Markets - 7.53%
MSCI, Inc.	57,630	5,451,222
The Charles Schwab Corp.	88,200	3,564,162
		9,015,384
Diversified Financial Services - 1.09%
Berkshire Hathaway, Inc. - Class B (a)	7,640	1,309,649
Food & Staples Retailing - 1.20%
CVS Health Corp.	17,855	1,438,756
Food Products - 8.40%
Nestle SA - ADR	116,504	8,585,180
The Hershey Co.	13,552	1,468,359
		10,053,539
Health Care Providers & Services - 4.55%
Anthem, Inc.	11,769	1,939,766
Express Scripts Holding Co. (a)	49,706	3,511,729
		5,451,495
Household Products - 12.12%
Colgate-Palmolive Co.	126,716	9,247,734
Procter & Gamble Co. (b)	57,834	5,266,942
		14,514,676
Insurance - 5.37%
Aon PLC	55,570	6,426,670
IT Services - 8.54%
MasterCard, Inc. - Class A	61,780	6,824,219
Western Union Co.	173,342	3,404,437
		10,228,656
Media - 5.63%
Discovery Communications, Inc. - Class C (a)	98,009	2,751,113
The Walt Disney Co.	14,382	1,583,314
Twenty-First Century Fox, Inc. - Class A	80,555	2,410,206
		6,744,633
Personal Products - 7.01%
Estée Lauder, Inc. - Class A	14,593	1,209,030
Unilever NV - ADR	151,657	7,177,926
		8,386,956
Professional Services - 1.89%
Verisk Analytics, Inc. (a)	27,234	2,258,243
Software - 1.95%
Microsoft Corp.	36,513	2,336,102
Textiles, Apparel & Luxury Goods - 9.28%
Cie Financiere Richemont SA - ADR	783,285	5,725,814
NIKE, Inc. - Class B	94,201	5,384,529
		11,110,343
TOTAL COMMON STOCKS (Cost $84,044,798)		106,389,604

	Principal
SHORT-TERM INVESTMENTS - 8.61%	Amount
U.S Treasury Bills - 8.61%
0.00%, 06/08/2017 (a)	$8,218,000	8,206,840
0.00%, 07/06/2017 (a)	441,000	440,171
0.00%, 07/20/2017 (a)	82,000	81,811
0.00%, 07/27/2017 (a)	398,000	397,023
0.00%, 08/03/2017 (a)	311,000	310,186
0.00%, 08/10/2017 (a)	685,000	683,058
0.00%, 08/17/2017 (a)	186,000	185,446
TOTAL SHORT-TERM INVESTMENTS (Cost $10,303,338)		10,304,535

Total Investments (Cost $94,348,136) - 97.47%		116,694,139
Other Assets in Excess of Liabilities - 2.53%		3,029,377
TOTAL NET ASSETS - 100.00%		$119,723,516

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-Income Producing Security.
(b)	A portion of this security is pledged as collateral on options written. As of February 28, 2017, the value of collateral is $2,732,100.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:
Cost of investments	$94,348,136
Gross unrealized appreciation	22,595,723
Gross unrealized depreciation	(249,720)
Net unrealized appreciation	$22,346,003

*Because tax adjustments are calculated annually, at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
February 28, 2017 (Unaudited)
YCG Enhanced Fund
	Contracts	Value
Call Options
Anthem, Inc.
Expiration: March 2017; Exercise Price: $150.00	41	$60,885
Expiration: March 2017; Exercise Price: $160.00	76	45,372
Berkshire Hathaway, Inc. - Class B
Expiration: March 2017; Exercise Price: $155.00	76	129,124
Discovery Communications, Inc. - Class C
Expiration: March 2017; Exercise Price: $30.00	165	2,475

Put Options
CVS Health Corp.
Expiration: March 2017; Exercise Price: $80.00	123	11,685
Estée Lauder, Inc.
Expiration: April 2017; Exercise Price: $77.50	228	15,390
Expiration: April 2017; Exercise Price: $82.50	72	14,040
Express Scripts Holding Co.
Expiration: May 2017; Exercise Price: $67.50	23	4,324
Expiration: May 2017; Exercise Price: $70.00	183	52,155
Mastercard, Inc.
Expiration: April 2017; Exercise Price: $110.00	35	8,225
Moody's Corp.
Expiration: March 2017; Exercise Price: $105.00	57	1,710
Expiration: May, 2017; Exercise Price: $115.00	294	198,450
NIKE, Inc.
Expiration: April 2017; Exercise Price: $52.50	421	23,155
Priceline Group, Inc.
Expiration: April 2017; Exercise Price: $1,530.00	4	1,480
Verisk Analytics, Inc.
Expiration: March 2017; Exercise Price: $80.00	152	4,560
Expiration: March 2017; Exercise Price: $85.00	44	6,424
Total Options Written (Premiums received $634,762)		$579,454

Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$106,389,604	$-	$-	$106,389,604
Short-Term Investments	-	10,304,535	-	10,304,535
Total Investments in Securities	$106,389,604	$10,304,535	$-	$116,694,139
Liabilities
Other Financial Instruments**
Options Written	$579,454	$-	$-	$579,454

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period. There were no transfers between levels during the period. It is the Fund's policy to recognize transfers between levels as of the end of the reporting period.

Derivative Instruments and Hedging Activities

The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Upon writing an option, the Fund is required to pledge an amount of cash or securities, as determined by the broker, as collateral.   February 28, 2017, the Fund held securities with a value of $2,732,100 and cash of $3,434,674 as collateral for options written.  During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of February 28, 2017:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value

Equity Contracts - Options	Options Written, at value	$579,454

The average monthly market value of options written during the period ended February 28, 2017 was $573,846.

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       YCG Funds

By (Signature and Title)  /s/ Brian Yacktman
Brian Yacktman, President (Principal Executive Officer)

Date                                    4/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian Yacktman
 Brian Yacktman, President (Principal Executive Officer)

Date                                    4/6/2017

By (Signature and Title)* /s/ William Kruger
 William Kruger, Treasurer (Principal Financial Officer)

Date                                    4/6/2017

* Print the name and title of each signing officer under his or her signature.